RELATED PARTY TRANSACTIONS - Consolidated Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Brookfield Asset Management
Revenues
Power purchase and revenue agreements	$ 558	$ 534	$ 601
Wind levelization agreement	1	7	6
Total related party revenues	559	541	607
Energy purchases
Energy purchases	(22)	(20)	(13)
Energy marketing fee	(20)	(24)	(24)
Insurance services	(23)	(25)	(19)
Total related party direct operating costs	(65)	(69)	(56)
Interest costs [abstract]
Borrowings	(7)	(13)	0
Contract balance accretion	(8)	0	0
Total interest expense	(15)	(13)	0
Management service costs	(135)	(94)	$ (86)
Brookfield Asset Management Subsidiaries
Energy purchases
Insurance services	$ (1)	$ (1)